BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
BUSINESS COMBINATIONS	BUSINESS COMBINATIONS
The Company regularly evaluates potential acquisitions that strategically fit with the Company’s existing portfolio or expand the Company’s portfolio into a new and attractive business area. Acquisitions are accounted for as business combinations using the acquisition method of accounting. As such, the Company makes a preliminary allocation of the purchase price to the tangible assets and identifiable intangible assets acquired and liabilities assumed. In the months after closing, as the Company obtains additional information about the acquired assets and liabilities and learns more about the newly acquired business, it is able to refine the estimates of fair value and more accurately allocate the purchase price. Purchase price is allocated to acquired assets and liabilities assumed based upon their estimated fair values, with limited exceptions as permitted pursuant to GAAP, as determined based on estimates and assumptions deemed reasonable by the Company. The Company engages third-party valuation specialists to assist with preparation of critical assumptions and calculations of the fair value of acquired tangible and intangible assets in connection with significant acquisitions. The excess of the purchase price over the tangible and intangible assets acquired and liabilities assumed is recorded as goodwill. Goodwill is attributable to the workforce of the acquired businesses, the complementary strategic fit and resulting synergies these businesses bring to existing operations, and the opportunities in new markets expected to be achieved from the expanded platform.
Elevated acquisition
On June 3, 2024, the Company completed its acquisition of 100% of the equity interests of Elevated Facility Services Group ("Elevated"). Elevated is a premier provider of contractually based services for all major brands of elevator and escalator equipment. Elevated is headquartered in Florida and serves customers in over 18 states. The results of the Elevated business are reported in the consolidated financial statements of the Company from the date of acquisition within the Company's Safety Services segment.
The following table summarizes the preliminary estimated fair values of the assets acquired and liabilities assumed at the date of the Elevated acquisition:

Cash paid at closing	$572
Cash deposited into escrow	6
Total net consideration	$578

Cash and cash equivalents	$7
Accounts receivable	28
Contract assets	18
Other current assets	7
Property and equipment	4
Operating lease right-of-use assets	2
Intangible assets	222
Goodwill	393
Accounts payable	(12)
Contract liabilities	(15)
Other accrued liabilities	(12)
Current and noncurrent operating and finance lease liabilities	(4)
Deferred tax liabilities	(54)
Other noncurrent liabilities	(6)
Net assets acquired	$578
The Company has not finalized its accounting for purchase price allocation for accounts receivable, contract assets, contract liabilities, legal reserves, and taxes related to the Elevated acquisition. The Company anticipates that it will finalize its accounting for the Elevated acquisition during the second quarter of 2025. The Company will make appropriate adjustments to the purchase price allocation, including intangible assets and goodwill, prior to completion of the measurement period, as required. Based on preliminary estimates, the total amount of goodwill from the Elevated acquisition expected to be deductible for tax purposes is $19. See Note 8 – “Goodwill and Intangibles” for the provisional goodwill assigned to each segment.
During the year ended December 31, 2024, the Company incurred transaction costs of $7, which were expensed and included as a component of selling, general, and administrative expenses in the consolidated statements of operations.
Other 2024 acquisitions
On September 3, 2024, the Company completed an acquisition included within the Safety Services segment ("Acquisition A24"). The results of the A24 business are reported within the Company's Safety Services segment. Consideration for Acquisition A24 included cash paid at closing of $24 and accrued consideration of $9.
On October 1, 2024, the Company completed an acquisition included within the Safety Services segment ("Acquisition B24"). The results of the B24 business are reported within the Company's Safety Services segment. Consideration for Acquisition B24 included cash paid at closing of $99, cash deposited into escrow for future deferred payments of $2, and no accrued consideration.
On December 2, 2024, the Company completed an acquisition included within the Safety Services segment ("Acquisition C24"). The results of the C24 business are reported within the Company's Safety Services segment. Consideration for Acquisition C24 included cash paid at closing of $26 and accrued consideration of $7.
During 2024, the Company completed nine individually immaterial acquisitions for aggregate consideration transferred $76, made up of cash paid at closing of $63 and accrued consideration of $13.
The Company has not finalized its accounting for acquisitions completed during 2024 and will make appropriate adjustments to the purchase price allocation prior to completion of the measurement periods, as required. Based on preliminary estimates, the total amount of goodwill from acquisitions expected to be deductible for tax purposes is $84. The results of operations of these acquisitions are included in the Company’s consolidated statements of operations from their respective dates of acquisition and were not material.

	Acquisition A24	Acquisition B24	Acquisition C24	Other 2024 acquisitions
Cash paid at closing	$24	$99	$26	$63
Cash deposited into escrow	—	2	—	—
Accrued consideration	9	—	7	13
Total net consideration	$33	$101	$33	$76

Cash and cash equivalents	$6	$—	$2	$1
Accounts receivable	15	19	13	1
Contract assets	—	2	—	—
Other current assets	2	3	1	—
Property and equipment	3	3	—	3
Intangible assets	8	37	10	32
Goodwill	9	50	17	44
Accounts payable	(2)	(4)	(2)	—
Other accrued liabilities	(3)	(6)	(6)	(1)
Contract liabilities	(5)	(1)	—	(2)
Deferred tax liabilities	—	(2)	(2)	(2)
Net assets acquired	$33	$101	$33	$76
2023 Acquisitions
On June 30, 2023, the Company completed an acquisition included within the Safety Services segment ("Acquisition A23"). The results of the A23 business are reported within the Company's Safety Services segment. Consideration for Acquisition A23 included cash paid at closing of $30, cash deposited into escrow for future deferred payments of $5, and accrued consideration of $3.
On December 29, 2023, the Company completed an acquisition included within the Safety Services segment ("Acquisition B23"). The results of the B23 business are reported within the Company's Safety Services segment. Consideration for Acquisition B23 included cash paid at closing of $27 and accrued consideration of $5.
During 2023, the Company completed five individually immaterial acquisitions for aggregate consideration transferred of $24, made up of cash paid at closing of $22 and accrued consideration of $2.
The results of operations of these acquisitions are included in the Company’s consolidated statements of operations from their respective dates of acquisition and were not material.
The total amount of goodwill from acquisitions deductible for tax purposes is $54.
The following table summarizes the final fair values of the assets acquired and liabilities assumed at the dates of acquisition:

	Acquisition A23	Acquisition B23	Other 2023 acquisitions
Cash paid at closing	$30	$27	$22
Cash deposited into escrow	5	—	—
Accrued consideration	3	5	2
Total net consideration	$38	$32	$24

Cash and cash equivalents	$—	$1	$—
Accounts receivable	6	7	—
Contract assets	1	2	—
Other current assets	—	—	1
Intangible assets	13	11	11
Goodwill	21	18	14
Other accrued liabilities	—	(2)	—
Contract liabilities	(3)	(5)	(2)
Net assets acquired	$38	$32	$24

The final allocations of the purchase prices did not differ materially from preliminary estimates with the exception of measurement period adjustments, primarily related to accounts receivable, intangible assets, goodwill, and other accrued liabilities, recorded during the year ended December 31, 2024.

Accrued consideration
The Company’s acquisition purchase agreements typically include deferred payment provisions, often to sellers who become employees of the Company or its subsidiaries. The provisions are made up of three general types of arrangements, contingent compensation and contingent consideration (both of which are contingent on the future performance of the acquired entity) and deferred payments related to indemnities. Contingent compensation arrangements are typically contingent on the former owner’s future employment with the Company, and the related amounts are recognized over the required employment period, which is typically one to four years. Contingent consideration arrangements are not contingent on employment and are included as part of purchase consideration at the time of the initial acquisition and are paid over a one- to four-year period. The liability for deferred payments is recognized at the date of acquisition based on the Company’s best estimate and is typically payable over a one- to three-year period. Deferred payments are not contingent on any future performance or employment obligations and can be offset for working capital true-ups, and representations and warranty items.
The total contingent compensation arrangement liability was $0 and $9 at December 31, 2024 and 2023, respectively. The maximum payout of these arrangements upon completion of the future performance periods was $2 and $15, inclusive of the $0 and $9, accrued as of December 31, 2024 and 2023, respectively. The contingent compensation liability is included in contingent consideration and compensation liabilities in the consolidated balance sheets for all periods presented. The Company primarily determines the contingent compensation liability based on forecasted cumulative earnings compared to the cumulative earnings target set forth in the arrangement. Compensation expense associated with these arrangements is recognized ratably over the required employment period.
The contingent consideration obligations are measured at fair value each reporting period and changes in estimates of fair value are recognized in earnings. For additional considerations regarding the fair value of the Company's contingent consideration liabilities, see Note 9 – "Fair Value of Financial Instruments."
The total liability for deferred payments was $28 and $17 at December 31, 2024 and 2023, respectively, and is included in contingent consideration and compensation liabilities in the consolidated balance sheets for all periods presented.